Loss for the year - Schedule of Administrative and Other Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Administrative and Other Expenses [Abstract]
Insurance	$ 5,300,985	$ 383,941	$ 234,544
Legal fees	1,967,564	263,532	558,745
Occupancy expenses	2,385,890	23,038	79,948
Consulting fees	2,280,680	683,856	259,992
Other expenses	4,800,904	2,591,462	1,606,169
Total Administrative and other expenses	$ 16,736,023	$ 3,945,829	$ 2,739,398